Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Event Opportunities Trust
Entity Central Index Key	0001572617
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Virtus Westchester Credit Event Fund - Class A
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Credit Event Fund
Class Name	Class A
Trading Symbol	WCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1-800-243-1574.
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class A / WCFRX	$ 82	1.65%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
Net Assets	$ 82,258,000
Holdings Count | Holding	277
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$ 82,258
Total number of portfolio holdings	277
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]	Asset Allocation (1)
Financials	94%
Consumer Staples	5
Health Care	1
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

Virtus Westchester Credit Event Fund - Class I
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Credit Event Fund
Class Name	Class I
Trading Symbol	WCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1-800-243-1574.
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class I / WCFIX	$ 70	1.41%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.41%
Net Assets	$ 82,258,000
Holdings Count | Holding	277
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$ 82,258
Total number of portfolio holdings	277
Portfolio turnover rate as of the end of the reporting period	60%

Holdings [Text Block]	Asset Allocation (1)
Financials	94%
Consumer Staples	5
Health Care	1
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

Virtus Westchester Event-Driven Fund - Class A
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Event-Driven Fund
Class Name	Class A
Trading Symbol	WCERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1-800-243-1574.
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund
costs
for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class A / WCERX	$ 89	1.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.78%
Net Assets	$ 129,687,000
Holdings Count | Holding	578
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$ 129,687
Total number of portfolio holdings	578
Portfolio turnover rate as of the end of the reporting period	116%

Holdings [Text Block]
Asset All
o
cation
(1)
Communication Services	30%
Industrials	15
Consumer Discretionary	12
Health Care	11
Energy	10
Materials	8
Information Technology	5
Financials	4
Utilities	3
Consumer Staples	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.

Virtus Westchester Event-Driven Fund - Class I
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Event-Driven Fund
Class Name	Class I
Trading Symbol	WCEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1-800-243-1574.
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class I / WCEIX	$ 76	1.53%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%
Net Assets	$ 129,687,000
Holdings Count | Holding	578
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$ 129,687
Total number of portfolio holdings	578
Portfolio turnover rate as of the end of the reporting period	116%

Holdings [Text Block]
Asset Allocation
(1)
Communication Services	30%
Industrials	15
Consumer Discretionary	12
Health Care	11
Energy	10
Materials	8
Information Technology	5
Financials	4
Utilities	3
Consumer Staples	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.